     As filed with the Securities and Exchange Commission on April 20, 1998
                        File Nos. 333-32483 and 811-8305

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                -----------------
                                    FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [ ]

PRE-EFFECTIVE AMENDMENT NO.                                             [ ]
POST-EFFECTIVE AMENDMENT NO. 2                                          [X]

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [ ]

AMENDMENT NO. 4                                                         [X]


                               ------------------

                                  EUREKA FUNDS
                                  ------------
               (Exact Name of Registrant as Specified in Charter)

                     3435 Stelzer Road, Columbus, Ohio 43219
                     ---------------------------------------
                     (Address of Principal Business Office)

                                  614-470-8000
                                  ------------
              (Registrant's Telephone Number, including Area Code)

                               George O. Martinez
                     3435 Stelzer Road, Columbus, Ohio 43219
                     ---------------------------------------
                     (Name and Address of Agent for Service)

                          Copies of communications to:

      Martin E. Lybecker, Esq.                 Eureka Funds
      Ropes & Gray                             3534 Stelzer Road
      1301 K Street, N.W.                      Columbus, Ohio  43219
      Suite 800 East
      Washington, D.C.  20004

Approximate Date of Proposed Public Offering: Continuous.

     It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b)

[X] on April 29, 1998 pursuant to paragraph (b)

[ ] 60 days after filing pursuant to paragraph (a)(i)

[ ] on (date) pursuant to paragraph (a)(i)

[ ] 75 days after filing pursuant to paragraph (a)(ii)

[ ] on (date) pursuant to paragraph (a)(ii)


[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment


Title of Securities Being Registered:  Shares of Beneficial Interest

                                     PART A

                         Eureka Prime Money Market Fund
                     Eureka U.S. Treasury Obligations Fund
                       Eureka Investment Grade Bond Fund
                      Eureka Global Asset Allocation Fund
                               Eureka Equity Fund

The information required by Items 1 through 9 for the above-referenced investment portfolios of the Eureka Funds (the "Registrant") is hereby incorporated by reference to Part A of Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on February 20, 1998.

                                     PART B

                         Eureka Prime Money Market Fund
                     Eureka U.S. Treasury Obligations Fund
                       Eureka Investment Grade Bond Fund
                      Eureka Global Asset Allocation Fund
                               Eureka Equity Fund

The information required by Items 10 through 23 for the above-referenced investment portfolios of the Eureka Funds (the "Registrant") is hereby incorporated by reference to Part B of Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on February 20, 1998.

PART C.   OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

          (a)    Financial Statements:


                 Included in Part B:

                 The following financial statements are filed herewith in the Statement of Additional Information for the Eureka Funds:

                    --  Independent Auditors' Report dated September 30, 1997.

                    -- Statements of Assets and Liabilities as of September 26, 1997 (audited).

                    -- Notes to Financial Statements dated September 26, 1997 (audited).


          (b)    Exhibits:


                 (1) Declaration of Trust, dated April 7, 1997, is incorporated by reference from Exhibit 1 to the Funds' initial Registration Statement on Form
                        N-1A filed on July 31, 1997.

                 (2)    Form of By-Laws is incorporated by reference from
                        Exhibit 2 to the Funds' initial Registration
                        Statement on Form N-1A filed on July 31, 1997.


                 (3)    Not applicable.

                 (4)    (a) Article III, Sections 4 and 5; Article IV, Section
                            1; Article V; Article VIII, Section 4; and Article IX, Sections 1, 4, and 7 of the Declaration of Trust referred to herein as Exhibit (1).

                        (b) Article 9; Article 10, Section 6; and Article 11
                            of the By-Laws referred to herein as Exhibit 2.


                 (5) Investment Advisory Agreement between Registrant and Sanwa Bank California, dated October 21, 1997, is incorporated by reference from Exhibit 5 to Post-Effective Amendment No. 1 to the Funds' Registration Statement filed February 20, 1998 on Form N-1A.

                 (6) Distribution Agreement between Registrant and BISYS Fund Services Limited Partnership, dated October 31, 1997, is incorporated by reference from Post-Effective Amendment No. 1 to the Funds' Registration Statement filed on February 20, 1998 on Form N-1A.


                 (7)    Not applicable.


                 (8)    (a) Custody Agreement between Registrant and The Bank of
                            New York, dated November 3, 1997, is.


                        (b) Form of Foreign Custody Manager Agreement between
                            Registrant and The Bank of New York is incorporated by reference from Exhibit 8(b) to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement filed on October 3, 1997 on Form N-1A.


                 (9)    (a) Transfer Agency Agreement between Registrant and
                            BISYS Fund Services, Inc., dated October 31, 1997 is incorporated by reference from Post-Effective Amendment No. 1 to the Funds' Registration Statement filed on February 20, 1998 on Form N-1A.

                        (b) Fund Accounting Agreement between Registrant and
                            BISYS Fund Services, Inc., dated October 31, 1997 is incorporated by reference from Post-Effective Amendment No. 1 to the Funds' Registration Statement filed on February 20, 1998 on Form N-1A.

                        (c) Administration Agreement between Registrant and
                            BISYS Fund Services Limited Partnership, dated October 31, 1997, is incorporated by reference from Post-Effective Amendment No. 1 to the Funds' Registration Statement filed on February 20, 1998 on Form N-1A.

                        (d) Form of Service Plan is incorporated by reference
                            from Exhibit 9(d) to Pre-Effective Amendment No. 2 to the Funds' Registration Statement filed on October 3, 1997 on Form N-1A.

                        (e) Forms of service agreements pursuant to Service Plan
                            referred to herein as Exhibit (9)(d) is incorporated by reference from Exhibit 9(e) to Pre-Effective Amendment No. 2 to the Funds' Registration
                            Statement filed on October 3, 1997 on Form N-1A.


                 (10) Opinion and Consent of Counsel as to legality of shares being registered is filed herewith.

                 (11)   (a) Consent of Ropes & Gray, is filed herewith.

                        (b) Consent of Ernst & Young LLP, is filed herewith.

                 (12)   Not applicable.


                 (13) Purchase Agreement between the Registrant and BISYS Fund Services, dated September 26, 1997, is incorporated by reference from Pre-Effective Amendment No. 2 to the Funds' Registration Statement filed on October 3, 1997 on Form N-1A.


                 (14)   Not applicable.


                 (15)   (a) Distribution and Shareholder Services Plan between
                            the Registrant and BISYS Fund Services Limited Partnership, dated October 21, 1997, is incorporated by reference from Pre-Effective Amendment No. 2 to the Funds' Registration Statement filed on October 3, 1997 on Form N-1A.


                        (b) Forms of Servicing Agreement pursuant to
                            Distribution and Shareholder Services Plan referred to herein as Exhibit 15(a) are incorporated by reference from Exhibit 15(b) to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement filed on October 3, 1997 on Form N-1A.

                 (16)   Not applicable.

                 (17)   Not applicable.


                 (18) Multiple Class Plan, dated October 21, 1997, is incorporated by reference from Pre-Effective Amendment No. 2 to the Funds' Registration Statement filed on October 3, 1997 on Form N-1A.

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

          As of the date of this Registration Statement, there are no persons controlled by or under common control with the Registrant.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES

          As of 1/31/98, the number of record holders of the Registrant's respective series of shares were as follows:

                                             Number of
          Title of Series                    Record Holders
          ---------------                    --------------
          Prime Money Market Fund                  3
          U.S. Treasury Obligations Fund           3
          Investment Grade Bond Fund               4
          Equity Fund                              5
          Global Asset Allocation Fund             4

ITEM 27.  INDEMNIFICATION

          Article VIII of Registrant's Amended and Restated Agreement and Declaration of Trust (Exhibit (1) hereto, which is incorporated herein by reference) provides in effect that Registrant will indemnify its officers and trustees against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise, or as fines and penalties, and counsel fees reasonably incurred by any such officer or trustee in connection with the defense or disposition of any action, suit, or other proceeding. However, in accordance with Section 17(h) and 17(i) of the 1940 Act and its own terms, said Agreement and Declaration of Trust does not protect any person against any liability to Registrant or its shareholders to which he or she would otherwise be subject by reason of willfull misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. In any event, Registrant will comply with 1940 Act Releases Nos. 7221 and 11330 respecting the permissible boundaries of indemnification by an investment company of its officers and trustees.

          Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by

         Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

         Sanwa Bank California ("SBCL"), performs investment advisory services for Registrant. SBCL is a wholly owned subsidiary of The Sanwa Bank Limited, of Japan. Its principal offices are located at 601 South Figueroa Street, Los Angeles, California 90017. Established in 1972, SBCL provides a full range of personal and business banking services through a network of more than 100 branches and offices statewide. SBCL has approximately $1.45 billion of assets under management.

         To the knowledge of Registrant, none of the directors or officers of SBCL, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except the certain directors and officers of SBCL also hold positions with The Sanwa Bank Limited, of Japan or its other subsidiaries.

         Listed below are the directors and certain principal executive officers of SBCL, their principal occupations and, for the prior two fiscal years, any other business, profession, vocation, or employment of a substantial nature engaged in by such directors and officers:

NAME AND POSITION         OTHER BUSINESS, PROFESSION, VOCATION, OR EMPLOYMENT
-----------------         ---------------------------------------------------
Teruyoshi Yasufuku        Chairman of the Board, SBCL; Counselor, Sanwa Research Institute
Steven D. Broidy          Director, SBCL; Vice Chairman and Chief Administrative Officer, City National Bank
Robert C. Cooke           Director, SBCL
Robert C. Corteway        Director, SBCL
Vilma Martinez            Director, SBCL; Litigation Partner, Munger, Tolles & Olson
James M. Rosser, Ph.D.    Director, SBCL; President, California State University at Los Angeles

Cynthia Ann Telles, Ph.D.          Director, SBCL; Director, Spanish Speaking
                                   Psychosocial Clinic, The Neuropsychiatric
                                   Institute and Hospital Department of
                                   Psychiatry and Behavioral Sciences, UCLA
                                   School of Medicine

James C. Van Horne                 Director, SBCL; A.P. Gianniani Professor of
                                   Finance at the Graduate School of Business at Stanford University

Tamio Takakura                     President and Chief Executive Officer, SBCL

Kazuyoshi Kuwahata                 Vice Chairman & Chief Line Officer, SBCL

Howard N. Gould                    Vice Chairman & Chief Administrative Officer;
                                   SBCL


ITEM 29. PRINCIPAL UNDERWRITER

         (a) BISYS Fund Services acts as distributor and administrator for the Registrant. BISYS Fund Services also distributes the securities of American Performance Funds, AmSouth Mutual Funds, The ARCH Fund, Inc., BB&T Mutual Funds Groups, The Coventry Group, Empire Builder Tax Free Bond Fund, First Choice Funds Trust, Fountain Square Funds, Hirtle Callaghan Trust, HSBC Family of Funds, The Infinity Mutual Funds, Inc., Intrust Funds, The Kent Funds, Magna Funds, MarketWatch Funds, Meyers Sheppard Investment Trust, Minerva Funds, MMA Praxis Mutual Funds, The M.S.D. & T. Funds, Inc., Pacific Capital Funds, The Parkstone Group of Funds, The Parkstone Advantage Funds, Pegasus Funds, Qualivest Funds, The Republic Funds Trust, The Republic Advisors Funds Trust, The Riverfront Funds, Inc., SBSF Funds, Inc. dba Key Mutual Funds, Sefton Funds, The Sessions Group, Summit Investment Trust, The Time Horizon Funds, Variable Insurance Funds, and The Victory Portfolios each of which is a management investment company. The parent of BISYS Fund Services, Inc. (the sole general partner of BISYS Fund Services) is The BISYS Group, Inc.

         (b) Partners of BISYS Fund Services as of the date of this Part C are as follows:


                              Positions                  Positions and
Name and Principal            Offices with The           Offices with
Business Addresses            Winsbury Company           The Registrant
------------------            ----------------           --------------

The BISYS Group, Inc.         Sole Shareholder           None
150 Clove Road
Little Falls, NJ 07424

BISYS Fund Services, Inc.     Sole General               None
3435 Stelzer Road              Partner
Columbus, OH 43219

WC Subsidiary Corporation            Sole Limited Partner               None
150 Clove Road
Little Falls, NJ 07424

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

          (1) Sanwa Bank California, 601 S. Figueroa Street, Los Angeles, California 90017 (records relating to the Advisor's functions as investment adviser).

          (2) BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its functions as administrator, distributor, transfer agent, and fund accountant).

          (3) The Bank of New York, 90 Washington Street, New York, New York 10286 (records relating to its function as custodian).

          (4) Ropes & Gray, One Franklin Square, 1301 K Street, N.W., Suite 800 East, Washington, DC 20005 (the Registrant's Declaration of Trust, By-Laws, and Minute Books).

ITEM 31.  MANAGEMENT SERVICES

          None.

ITEM 32.  UNDERTAKINGS

          Registrant hereby undertakes to call a meeting of the shareholders for the purpose of voting upon the question of removal of one or more trustees when requested to do so by the holders of at least 10% of the outstanding shares of Registrant and to comply with the provisions of
          Section 16(c) of the Investment Company Act of 1940 relating to shareholder communication.

          Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.


          Registrant hereby undertakes to file a post-effective amendment including financial statements, which need not be audited, for each of the Sanwa Prime Money Market Fund, the Sanwa U.S. Treasury Obligations Fund, the Sanwa Investment Grade Bond Fund, the Sanwa Global Asset Allocation Fund, and the Sanwa Equity Fund (each a "Fund"), within four to six months of the commencement of that Fund's operations.

                                   SIGNATURES


                  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Washington, D.C., on the 20th day of April, 1998.


                                              Eureka Funds,
                                              Registrant

                                              By:    /s/ LARRY LAYNE*
                                                 ------------------------------
                                                         Larry Layne
                                                         Chairman

                  Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement of the Eureka Funds has been signed below by the following persons in the capacities and on the dates indicated:

Signature                        Capacity                      Date
---------                        --------                      ----


/s/ LARRY LAYNE*                 Chairman of the Board         April 20, 1998
---------------------            and Trustee
    Larry Layne

/s/ MASAKI HORIOKA*              Trustee                       April 20, 1998
---------------------
    Masaki Horioka

/s/ WALTER F. BERAN*             Trustee                       April 20, 1998
---------------------
    Walter F. Beran

/s/ DAVID L. BUELL*              Trustee                       April 20, 1998
---------------------
    David L. Buell

/s/ DONALD H. LIVINGSTONE*       Trustee                       April 20, 1998
---------------------
    Donald H. Livingstone

/s/ IRIMGA MCKAY*                President                     April 20, 1998
---------------------
    Irimga McKay

/s/ MARTIN R. DEAN*              Treasurer                     April 20, 1998
---------------------
    Martin R. Dean


*By: /s/ ALYSSA ALBERTELLI
    -------------------------
         Alyssa Albertelli
         Attorney-in-fact, pursuant to Powers of Attorney filed herewith.

                                POWER OF ATTORNEY

       The undersigned, each being a Trustee of the Eureka Funds, does hereby constitute and appoint Martin E. Lybecker, Brian L. Murray, Jr., and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments that said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the Eureka Funds to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, and in connection with the filing and effectiveness of any registration statement or statement of the Eureka Funds pursuant to said Acts and any and all amendments thereto (including post-effective amendments), including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as an officer of the Eureka Funds any and all such amendments filed with the Securities and Exchange Commission under said Acts, any Notification of Registration under the Investment Company Act of 1940 and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

SIGNATURE                         CAPACITY                     DATE
---------                         --------                     ----

/s/ Larry Layne                   Trustee                      October 21, 1997
--------------------------
Larry Layne


/s/ Masaki Horioka                Trustee                      October 21, 1997
--------------------------
Masaki Horioka


/s/ Walter F. Beran               Trustee                      October 21, 1997
--------------------------
Walter F. Beran


/s/ David L. Buell                Trustee                      October 21, 1997
--------------------------
David L. Buell


/s/ Donald H. Livingstone         Trustee                       October 21, 1997
--------------------------
Donald H. Livingstone

                                POWER OF ATTORNEY

     The undersigned, being the President of the Eureka Funds, does hereby constitute and appoint Martin E. Lybecker, Brian L. Murray, Jr., and Alyssa Albertelli, each individually, her true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments that said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the Eureka Funds to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, and in connection with the filing and effectiveness of any registration statement or statement of the Eureka Funds pursuant to said Acts and any and all amendments thereto (including post-effective amendments), including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as an officer of the Eureka Funds any and all such amendments filed with the Securities and Exchange Commission under said Acts, any Notification of Registration under the Investment Company Act of 1940 and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

SIGNATURE                 CAPACITY                    DATE
---------                 --------                    ----

/s/ Irimga McKay          President                   February 20, 1998
-------------------
Irimga McKay

                                POWER OF ATTORNEY

     The undersigned, being the Treasurer of the Eureka Funds, does hereby constitute and appoint Martin E. Lybecker, Brian L. Murray, Jr., and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments that said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the Eureka Funds to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, and in connection with the filing and effectiveness of any registration statement or statement of the Eureka Funds pursuant to said Acts and any and all amendments thereto (including post-effective amendments), including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as an officer of the Eureka Funds any and all such amendments filed with the Securities and Exchange Commission under said Acts, any Notification of Registration under the Investment Company Act of 1940 and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

SIGNATURE                 CAPACITY                    DATE
---------                 --------                    ----

/s/ Martin R. Dean        Treasurer                   February 20, 1998
-------------------
Martin R. Dean

                                  EXHIBIT INDEX

EXHIBIT NO.                DESCRIPTION                                        PAGE
-----------                -----------                                        ----

(10) Opinion and Consent of Counsel as to legality of shares being registered.

(11)            (a) Consent of Ropes & Gray.

                (b) Consent of Ernst & Young.
